Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 17, 2018
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Apr. 17, 2018
Document Effective Date	Apr. 17, 2018
Prospectus Date	Apr. 17, 2018
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares | Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Prospectus:
Trading Symbol	UBOT